OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement dated August 29, 2024 to the
Prospectus dated March 1, 2024

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2024.

Important Notice Regarding Sub-Adviser and Portfolio Managers

Old Westbury Large Cap Strategies Fund

Effective July 1, 2024, Mr. Daniel Pilling joined Messrs. Levanson, Williams, and Christiansen as a portfolio manager of the portion of the Old Westbury Large Cap Strategies Fund managed by Sands Capital Management, LLC.

Accordingly, effective immediately:

•	The sixth paragraph in the section entitled “Old Westbury Large Cap Strategies Fund–Management of the Fund-Portfolio Managers and Sub-Advisers” beginning on page 9 is hereby deleted in its entirety and replaced with the following:

Sands Capital Management, LLC (“Sands Capital”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Messrs. David Levanson, Perry Williams, Brian Christiansen, and Daniel Pilling are the portfolio managers of Sands Capital’s portion of the Fund. Mr. Levanson has been a portfolio manager of Sands Capital’s portion of the Fund since November 16, 2011. Mr. Williams has been a portfolio manager of Sands Capital’s portion of the Fund since June 1, 2013. Mr. Christiansen has been a portfolio manager of Sands Capital’s portion of the Fund since January 31, 2020. Mr. Pilling has been a portfolio manager of Sands Capital’s portion of the Fund since July 1, 2024.

•	The following paragraph is added after the seventh paragraph under the section entitled “WHO MANAGES THE FUNDS?–Portfolio Managers - Large Cap Strategies Fund” beginning on page 60:

Mr. Daniel Pilling, Senior Research Analyst and Portfolio Manager, joined Sands Capital in 2018 as a Research Analyst. Prior to joining Sands Capital, Mr. Pilling served as an Analyst at Balyasny Asset Management from 2015 to 2017, Millennium Capital Partners from 2014 to 2015, and QVT Financial from 2012 to 2014. Prior to 2012, Mr. Pilling served as a Research Associate at Fidelity from 2010 to 2011 and an Analyst at Greenhill & Co. from 2007 to 2009. Mr. Pilling received his Bachelor’s Degree from Alliance Manchester Business School in 2006 and his Master’s Degree in Philosophy from the University of Cambridge in 2007, both in the United Kingdom.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0824	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement dated August 29, 2024 to the
Statement of Additional Information (“SAI”) dated March 1, 2024

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2024.

Important Notice Regarding Sub-Adviser and Portfolio Managers

Old Westbury Large Cap Strategies Fund

Effective July 1, 2024, Mr. Daniel Pilling joined Messrs. Levanson, Williams, and Christiansen as a portfolio manager of the portion of the Old Westbury Large Cap Strategies Fund managed by Sands Capital Management, LLC.

Accordingly, effective immediately:

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?–INVESTMENT ADVISER AND SUB-ADVISERS–Additional Portfolio Manager Information”:
o	The table under the heading “Other Accounts Managed by Portfolio Managers” beginning on page 44 is modified by adding the following under “Large Cap Strategies Fund—Sands Capital”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Daniel Pilling*	1	$1,262,996,735	9	$7,431,494,307	22	$5,574,024,636

* Information provided as of July 31, 2024

o	The table under the heading “Other Accounts Managed by Portfolio Managers–Accounts and Assets for which an Investment Advisory Fee is Based on Performance” beginning on page 46 is modified by adding the following under “Large Cap Strategies Fund—Sands Capital”:
Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other Accounts
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Daniel Pilling*	0	$0	0	$0	4	$1,620,874,538

* Information provided as of July 31, 2024

o	The table under the heading “Ownership of Securities” beginning on page 48 is modified by adding the following under “Sands Capital”:
	All Cap Core Fund	Large Cap Strategies Fund	Small &Mid Cap Strategies Fund	Credit Income Fund	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Daniel Pilling*	None	None	None	None	None	None	None	None

* Information provided as of July 31, 2024

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE